ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS
4	ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable consist of the following:

	December 31,
	2011	2012
	RMB	RMB

Accounts receivable due from:
Banks	1,176	770
Social security bureaux	84,185	100,249
Non-retail customers	17,576	14,229

	102,937	115,248
Less: allowance for doubtful accounts	—	(647)

Accounts receivable, net	102,937	114,601

The following table presents the movement of allowance for doubtful accounts for the years ended December 31, 2010, 2011 and 2012.

	December 31,
	2010	2011	2012
	RMB	RMB	RMB

Balance at the beginning of the year	596	156	—
Provision for the year	—	—	2,276
Reversal of bad debt expense	(377)	—	—
Write-off of accounts receivable	(63)	(156)	(1,629)

Balance at the end of the year	156	—	647

Historically, the amount of write-offs of accounts receivable has been immaterial and the Group has been able to collect substantially all amounts due from customers.